Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Summary of goodwill allocated
The following table shows only the 3 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2018	September 30, 2017
AVI / Sugar, Ethanol and Energy	3,966	5,012
UMA / Sugar, Ethanol and Energy	2,107	2,622
Closing net book value of goodwill allocated to CGUs tested (Note 14)	6,073	7,634
Closing net book value of PPE items and other assets allocated to CGUs tested	618,818	719,558
Total assets allocated to 3 CGUs tested	624,891	727,192
The following table shows only the 11 CGUs (2017: 11 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2018	September 30, 2017
La Carolina / Crops / Argentina	112	35
La Carolina / Cattle / Argentina	38	12
El Orden/ Crops / Argentina	170	53
El Orden/ Cattle / Argentina	14	4
La Guarida / Crops / Argentina	1,149	358
La Guarida / Cattle / Argentina	937	292
Los Guayacanes / Crops / Argentina	1,449	452
Doña Marina / Rice / Argentina	3,385	1,595
Huelen / Crops / Argentina	3,369	1,787
El Colorado / Crops / Argentina	1,484	787
El Colorado / Cattle / Argentina	216	115
Closing net book value of goodwill allocated to CGUs tested (Note 14)	12,323	5,490
Closing net book value of PPE items and other assets allocated to CGUs tested	179,545	34,668
Total assets allocated to CGUs tested	191,868	40,158

Disclosure of key assumptions in valuation calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2018	September 30, 2017
Financial projections	Covers 4 years for UMA	Covers 4 years for UMA
	Cover 7 years for AVI	Cover 7 years for AVI
Yield average growth rates	0-1%	0-1%
Future pricing increases	0.11% per annum	1.13% per annum
Future cost increases	3.11% per annum	0.09% per annum
Discount rates	8.4%	7.6%
Perpetuity growth rate	2.0%	2.0%